Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ 361		$ 1,196		$ (157)
Depreciation and amortization	2,864		2,381		2,713
Changes in fair value of mortgage servicing rights	101		677		1,606
Provision for loan losses	570		405		217
Gain on sale of loans, net	(55)		(527)		(459)
Net gain on investment securities	(182)		(177)		(294)
Loss on extinguishment of debt	59		148		64
Originations and purchases of loans held-for-sale	(6,235)		(33,075)		(60,270)
Proceeds from sales and repayments of loans held-for-sale	8,696		34,073		61,187
Impairment and accruals related to Residential Capital, LLC	(600)		1,192		0
Gain on sale of subsidiaries, net	(666)		(28)		0
Net change in Trading assets	0		595		(483)
Deferred income taxes	(671)		(1,491)		(198)
Interest payable	(39)		(311)		(98)
Other assets	2,592		802		(311)
Other liabilities	(3,860)		(595)		1,390
Other, net	(434)		(216)		586
Net cash provided by operating activities	2,501		5,049		5,493
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of available-for-sale securities	(12,304)		(12,816)		(19,377)
Proceeds from sales of available-for-sale securities	3,627		7,662		14,232
Proceeds from maturities and repayment of available-for-sale securities	5,509		5,673		4,965
Net increase in finance receivables and loans	(2,479)		(11,943)		(16,998)
Proceeds from sales of finance receivables and loans	0		2,332		2,868
Purchases of operating lease assets	(9,196)		(7,444)		(6,528)
Disposals of operating lease assets	2,964		1,745		5,517
Sale of mortgage servicing rights	911		0		0
Proceeds from sale of business units, net	7,444	[1]	516	[1]	50	[1]
Net cash effect from deconsolidation of Residential Capital, LLC	0		(539)		0
Net change in restricted cash	(70)		(1,698)		346
Other, net	51		(43)		797
Net cash used in investing activities	(3,543)		(16,555)		(14,128)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net change in short-term borrowings	1,591		2,694		514
Net increase in deposits	5,375		6,653		6,074
Proceeds from issuance of long-term debt	27,312		39,401		44,754
Repayments of long-term debt	(31,892)		(39,909)		(40,473)
Proceeds from issuance of common stock	1,270		0		0
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury and elimination of share adjustment right	(5,925)		0		0
Dividends paid	(810)		(802)		(819)
Net cash (used in) provided by financing activities	(3,079)		8,037		10,050
Effect of exchange-rate changes on cash and cash equivalents	45		(58)		49
Net (decrease) increase in cash and cash equivalents	(4,076)		(3,527)		1,464
Adjustment for change in cash and cash equivalents of operations held-for-sale	2,094	[1],[2]	(1,995)	[1],[2]	(99)	[1],[2]
Cash and cash equivalents at beginning of year	7,513		13,035		11,670
Cash and cash equivalents at end of year	5,531		7,513		13,035
Supplemental Cash Flow Information [Abstract]
Interest	3,827		5,311		5,630
Income taxes	75		404		507
Transfer of mortgage servicing rights into trading securities through certification	0		0		266
Proceeds from sales and repayments of mortgage loans held-for-investment originally designated as held-for-sale	51		127		241
Cash and cash equivalents of business units at the time of disposition	$ 1,600		$ 147		$ 88

[1]	The amounts are net of cash and cash equivalents of $1.6 billion at December 31, 2013, $147 million at December 31, 2012, and $88 million at December 31, 2011 of business units at the time of disposition.
[2]	Cash flows of discontinued operations are reflected within operating, investing, and financing activities in the Consolidated Statement of Cash Flows. The cash balance of these operations is reported as assets of operations held-for-sale on the Consolidated Balance Sheet.